Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net profit (loss)	$ 348,054	$ 43,844	$ (607,062)
Adjustments for:
Income tax expense	40,176	10,486	(23,717)
Finance cost	87,631	76,234	73,045
Finance income	(18,030)	(10,849)	(19,963)
(Reversal) impairment of non finacial assets	0	(5,441)	243,097
Depreciation and amortization	267,704	239,946	259,336
Disposal of non financial assets	(2,458)	4,260	4,635
Impairment of financial assets	2,408	1,516	1,570
Allowance for obsolescence of expendable parts and supplies	80	30	47
Share-based compensation expense	5,155	7,097	5,263
Net change in fair value of derivatives	(17,189)	22,778	107,139
Unrealized loss on investment	4,252	274	0
Net foreign exchange differences	25,330	44,853	44,328
Change in:
Accounts receivable	(51,318)	(35,645)	71,625
Accounts receivable from related parties	(336)	(403)	(1,282)
Other current assets	(47,436)	(4,599)	11,148
Other assets	(10,874)	(6,786)	8,895
Accounts payable	46,982	49,285	(55,718)
Accounts payable from related parties	(6,945)	4,978	(11,116)
Air traffic liability	94,474	86,636	(26,679)
Frequent flyer deferred revenue	16,413	3,901	10,887
Other liability	33,317	6,450	(36,975)
Cash from operating activities	817,390	538,845	58,503
Income tax paid	(26,353)	(3,904)	(37,631)
Interest paid	(44,761)	(40,170)	(41,938)
Interest received	12,267	12,514	26,343
Net cash from operating activities	758,543	507,285	5,277
Investing activities
Acquisition of investments	(763,842)	(1,117,214)	(904,570)
Proceeds from redemption and sale of investments	749,576	1,001,268	840,627
Advance payments on aircraft purchase contracts	(377,670)	(276,939)	0
Reimbursement of advance payments on aircraft purchase contracts	105,381	70,800	0
Acquisition of property and equipment	(254,561)	(206,795)	(44,065)
Proceeds from sale of property and equipment	7,426	81,336	30,666
Acquisition of intangible assets	(18,461)	(11,591)	(16,419)
Net cash used in investing activities	(552,151)	(459,135)	(93,761)
Financing activities
Proceeds from issue of convertible notes, net of costs	0	0	342,898
Proceeds from new borrowings	222,481	352,278	145,000
Payments on loans and borrowings	(249,519)	(142,233)	(267,086)
Payment of lease liability	(79,017)	(80,992)	(93,213)
Repurchase of treasury shares	(167,639)	(40,514)	0
Dividends paid	0	0	(33,990)
Net cash (used) from in financing activities	(273,694)	88,539	93,609
Net (decrease) increase in cash and cash equivalents	(67,302)	136,689	5,125
Cash and cash equivalent at Beginning value	211,081	119,065	158,732
Effect of exchange rate change on cash	(21,355)	(44,673)	(44,792)
Cash and cash equivalent at Ending balance	$ 122,424	$ 211,081	$ 119,065